Investments	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about investment property [abstract]
Disclosure of investment property [text block]
12.	INVESTMENTS
See accounting policy in Note 2.3.1.
12.1 Investments movement

			12.31.2023	Gain (loss) by equity method (profit or loss)	Cumulative translation adjustment	Dividends	Addition	12.31.2024
MSW Multicorp 2 Fundo de Investimento em Participações			1.7	0.9	(0.9)	—	1.1	2.8
Xmobots Holding S.A.	(i	)	—	(1.3)	(4.4)	—	25.7	20.0
Fundo de Investimento em Participações Aeroespacial Multiestratégia			3.3	0.5	(1.1)	(0.6)	0.1	2.2
Nidec Aerospace, LLC.			5.6	(6.5)	—	—	3.9	3.0
Águas Azuis Construção Naval SPE Ltda.			17.6	2.1	(4.0)	—	—	15.7
Centimfe - Centro Tecnologico da Industria de Moldes e Ferramentas Especiais			—	—	—	—	—	—

			28.2	(4.3)	(10.4)	(0.6)	30.8	43.7

	12.31.2022	Gain (loss) by equity method (profit or loss)	Cumulative translation adjustment	Dividends	Disposal	Addition	12.31.2023
MSW Multicorp 2 Fundo de Investimento em Participações	—	0.9	0.8	—	—	—	1.7
Xmobots Holding S.A.	—	—	—	—	—	—	—
Fundo de Investimento em Participações Aeroespacial Multiestratégia	7.8	(0.4)	(0.2)	(5.8)	—	1.9	3.3
Nidec Aerospace, LLC.	—	(0.3)	—	—	—	5.9	5.6
Águas Azuis Construção Naval SPE Ltda.	4.5	10.0	0.6	—	(1.5)	4.0	17.6
Centimfe - Centro Tecnologico da Industria de Moldes e Ferramentas Especiais	—	—	—	—	—	—	—

	12.3	10.2	1.2	(5.8)	(1.5)	11.8	28.2

(i)
The Company’s interest in Xmobots Holding S.A. increased to 36.92% (2023: 10.24%), resulting from the acquisition of an additional equity interest, through Embraer Ventures Equity Investment Fund, in March 2024. Due to this increase and other conditions, the Company now has significant influence on the financial and operating policies of the investee.

Therefore, the investment that, prior to the transaction, was measured at fair value and presented as financial investments, is now measured under equity method.
The transaction price was R$ 89.9 million (equivalent to US$ 18.0), of which R$ 65.5 million (equivalent to US$ 13.2) has already been paid. The remaining balance is presented as other payables (Note 21).

12.2 Interests in entities
12.2.1 Subsidiaries without
non-controlling
interests
There are no contractual or legal restrictions on Embraer’s access to assets or settlement of liabilities of these subsidiaries.
There are inherent risks to the operations of these entities, the most significant of which are described below:

•	Economic Risks: potential losses from fluctuations in market conditions (price of products, exchange rate and interest).

•	Operational risk: potential losses resulting from the emergence of new technologies or failure of current processes.

•	Credit risk: potential losses that might occur if a third party (customer) becomes unable to meet its obligations, and

•	Liquidity risk: financial inability to meet financial obligations.
12.2.2 Subsidiaries with
non-controlling
interests

	12.31.2024			12.31.2023			12.31.2022
	Non-controlling interest			Non-controlling interest			Non-controlling interest
Entity	%	Equity	Income (loss)%		Equity	Income (loss)%		Equity	Income (loss)
Embraer CAE Training Services, LLC	49.0%	34.3	5.4	49.0%	29.0	5.4	49.0%	33.1	5.8
Embraer CAE Training Services (NL) B.V.	49.0%	9.3	0.2	49.0%	9.4	(0.2)	0.0%	—	—
EVE Holding Inc.	16.3%	34.1	(2.3)	10.6%	11.0	(9.9)	10.3%	20.1	(15.4)
OGMA - Indústria Aeronáutica de Portugal S.A.	35.0%	42.7	(0.5)	35.0%	46.0	0.8	35.0%	43.5	(6.8)
Tempest Serviços de Informática S.A.	—	—	(0.4)	23.4%	7.2	4.7	39.0%	10.0	(0.4)
Visiona Tecnologia Espacial S.A.	49.0%	12.9	(0.3)	49.0%	14.5	(0.5)	49.0%	14.4	(1.3)

		133.3	2.1		117.1	0.3		121.1	(18.1)

Listing Expenses	100.0%	135.7	—	100.0%	135.7	—	100.0%	135.7	—

		269.0	2.1		252.8	0.3		256.8	(18.1)

The financial position of the most significant entities with non-controlling
interests is summarized below, which are OGMA - Indústria Aeronáutica de Portugal S.A., Eve Holding and Embraer CAE Training Services, LLC.

	OGMA			EVE			Embraer CAE Training Services, LLC
	12.31.2024	12.31.2023	12.31.2022	12.31.2024	12.31.2023	12.31.2022	12.31.2024	12.31.2023	12.31.2022
Total assets	351.3	289.5	253.5	304.2	230.1	291.0	96.7	83.4	78.8
Total liabilities	229.3	158.0	129.1	95.0	126.1	95.9	26.6	24.2	11.2
Shareholders’ equity	122.1	131.5	124.4	209.2	104.0	195.1	70.0	59.2	67.6
Revenue	314.0	250.1	216.5	—	—	—	33.4	29.3	26.9
Net income (loss) for the year	(1.5)	2.3	(19.5)	1.6	(96.2)	(308.5)	10.9	11.0	11.8
The market capitalization value of the Company’s interest in Eve Holding is US$ 1,355.6 (2023: US$ 1,763.4), corresponding to 249,199,589 (2023: 240,899,589) shares, valued at US$ 5.44 (2023: US$ 7.32). The market capitalization for these shares does not necessarily reflect the realization value on the sale of a representative lot of shares.
Subsidiaries with
non-controlling
interests are subject to the same risks as the wholly owned subsidiaries.
The Company has significant restrictions on access to cash balances, cash equivalents and financial investments of Eve Holding to settle obligations not directly related to the business of Eve Holding, as defined in the Eve Holding shareholders’ agreement (protective law).